Document and Entity Information	Aug. 28, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001585219
Document Type	8-K
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	STEADFAST APARTMENT REIT, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-55428
Entity Tax Identification Number	36-4769184
Entity Address, Address Line One	18100 Von Karman Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	569-9700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false